Membership Interests (Schedule Of Changes To Accumulated Other Comprehensive Income (Loss)) (Details) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance at beginning of period	$ (139)	$ (164)	$ (164)	$ (101)	$ (111)
Balance at end of period	(161)		(139)	(164)	(101)
Tax benefit cash flow hedges	6
Cash Flow Hedges - Interest Rate Swap [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance at beginning of period	(18)	(16)	(16)	(18)	(20)
Defined benefit pension plans
Cash flow hedges - net decrease in fair value of derivatives (net of tax benefit of $6)	(23)		2	2	2
Amounts reclassified from accumulated other comprehensive income (loss) to capital account (Note 1)		(4)	(4)
Balance at end of period	(41)	(20)	(18)	(16)	(18)
Defined Benefit Pension and OPEB Plans [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance at beginning of period	(121)	(148)	(148)	(83)	(91)
Defined benefit pension plans	1	1	27	(65)	8
Cash flow hedges - net decrease in fair value of derivatives (net of tax benefit of $6)
Amounts reclassified from accumulated other comprehensive income (loss) to capital account (Note 1)
Balance at end of period	(120)	(147)	(121)	(148)	(83)
Accumulated Other Comprehensive Income (Loss) [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance at beginning of period	(139)	(164)	(164)	(101)	(111)
Defined benefit pension plans	1	1	27	(65)	8
Cash flow hedges - net decrease in fair value of derivatives (net of tax benefit of $6)	(23)		2	2	2
Amounts reclassified from accumulated other comprehensive income (loss) to capital account (Note 1)		(4)	(4)
Balance at end of period	$ (161)	$ (167)	$ (139)	$ (164)	$ (101)